Annual Total Returns- JPMorgan Small Cap Equity Fund (R2 R3 R4 R5 R6 Shares) [BarChart] - R2 R3 R4 R5 R6 Shares - JPMorgan Small Cap Equity Fund - Class R2	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	3.11%	18.34%	36.44%	7.55%	(1.36%)	22.40%	15.82%	(8.83%)	28.66%	18.73%